                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-21593
                                    --------------------------------------------


                     KAYNE ANDERSON MLP INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                            1800 AVENUE OF THE STARS
                         LOS ANGELES, CALIFORNIA 90067
--------------------------------------------------------------------------------
                    (Address of principal executive offices)




(Name and address of agent for service)

Registrant's telephone number, including area code:  310-284-6438
                                                     ------------
Date of fiscal year-end: November 30
                         -----------
Date of reporting period: July 1, 2004 - June 30, 2005
                          -----------------------------




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Item 1 - Proxy Voting Record - Attached on behalf of Kayne Anderson MLP
Investment Company


                                                                                              PROPOSED BY                   FOR/
                                                                                              (I)SSUER OR  VOTE     HOW    AGAINST
ISSUER                 SYMBOL    CUSIP         MEETING DATE   MATTER:                         (S)HRHLDR    CAST?   VOTED    MGMT
------                 ------    -----         ------------   -------                         ---------    -----   -----   -------
Magellan Midstream     MMP       559080106     4/21/2005      elect:
                                                              James Montague                   I            Y       for     for
                                                              Don Wellendorf                   I            Y       for     for

Hawaiian Electric      HE        419870100     4/26/2005      Ratify Auditors                  I            Y       for     for
                                                              elect:                           I            Y       for     for
                                                              D. Carroll                       I            Y       for     for
                                                              V. Hao                           I            Y       for     for
                                                              B. Mills                         I            Y       for     for
                                                              B. Tanigiuchi                    I            Y       for     for
                                                              T. Fargo                         I            Y       for     for

Alpha Natural Re.      ANR       02076x102     4/27/2005      elect:
                                                              E. Draper                        I            Y       for     for
                                                              G. Eisenberg                     I            Y       for     for
                                                              J. Fox                           I            Y       for     for
                                                              A. Krueger                       I            Y       for     for
                                                              F. Kundrun                       I            Y       for     for
                                                              W. Macauly                       I            Y       for     for
                                                              H. Mende                         I            Y       for     for
                                                              M. Quillen                       I            Y       for     for
                                                              Ratify Auditors

Suncor                 SU        867229106     4/28/2005      Ratify Auditors                  I            Y       for     for
                                                              Amend Shareholder Rights         I            Y       for     for

Transcanada            TRP       89353dd107    4/29/2005      Ratify Auditors                  I            Y       for     for

Crosstex               XTEX      22765y104     5/3/2005       elect:
                                                              B. Davis
                                                              R. Murchison

Penn Virginia          PVA       707882106     5/3/2005       elect:
                                                              J. Averett                       I            Y       for     for
                                                              E. Cloues                        I            Y       for     for
                                                              J. Dearlove                      I            Y       for     for
                                                              R. Garrett                       I            Y       for     for
                                                              K. Horton                        I            Y       for     for
                                                              S. Krablin                       I            Y       for     for
                                                              M. Reines                        I            Y       for     for
                                                              G. Wright                        I            Y       for     for

Dorchester             DMLP      25820r105     5/4/2005       elect:                           I            Y       for     for
                                                              B. Berry                         I            Y       for     for
                                                              R. Fulgham                       I            Y       for     for
                                                              C. Russell

Transmontaigne         TMG       893934109     5/5/2005       elect:                           I            Y       for     for
                                                              C. Dietler                       I            Y       for     for
                                                              D. Anderson                      I            Y       for     for
                                                              J. Hill                          I            Y       for     for
                                                              B. Lawrence                      I            Y       for     for
                                                              H. Logan                         I            Y       for     for
                                                              E. Morgens                       I            Y       for     for
                                                              W. Murdy                         I            Y       for     for
                                                              W. Schuetze                      I            Y       for     for


                                                                                              PROPOSED BY                   FOR/
                                                                                              (I)SSUER OR  VOTE     HOW    AGAINST
ISSUER                 SYMBOL    CUSIP         MEETING DATE   MATTER:                         (S)HRHLDR    CAST?   VOTED    MGMT
------                 ------    -----         ------------   -------                         ---------    -----   -----   -------
Holly Corp             HOC       435758305     5/9/2005       elect:
                                                              B. Berry                         I            y       for     for
                                                              M. Clifton                       I            y       for     for
                                                              W. Clancy                        I            y       for     for
                                                              W. Gary                          I            y       for     for
                                                              M. Hickerson                     I            y       for     for
                                                              T. Matthews                      I            y       for     for
                                                              R. MacKenzie                     I            y       for     for
                                                              L. Norworthy                     I            y       for     for
                                                              J. Reid                          I            y       for     for
                                                              P. Stoffel                       I            y       for     for

Kinder Morgan          KMP       49455p101     5/10/2005      Increase Common Shares           I            Y       for     for
                                                              Improve Incentive Plan           I            Y       for     for
                                                              Approve Directors Stock Award    I            Y       for     for
                                                              Ratify Auditors                  I            Y       for     for

Resource America       REXI      761195205     5/11/2005      elect:
                                                              C. Cambell                       I            Y       for     for
                                                              E. Cohen                         I            Y       for     for
                                                              Adopt Equity Compensation Plan   I            Y       for     for

Denbury Resources      DNR       247916208     5/11/2005      elect:
                                                              R. Greene                        I            Y       for     for
                                                              D. Heather                       I            Y       for     for
                                                              G. McMichael                     I            Y       for     for
                                                              G. Roberts                       I            Y       for     for
                                                              R. Stein                         I            Y       for     for
                                                              W. Wettson                       I            Y       for     for
                                                              D. Wolf                          I            Y       for     for
                                                              Extend Stock Purchase Plan       I            Y       for     for

Oneok Inc.             OKE       682680103     5/19/2005      approve eq comp. plan            I            Y       for     for
                                                              approve amendment to employee
                                                                Stock Plan                     I            Y       for     for
                                                              Ratify Auditors                  I            Y       for     for
                                                              elect:                           I            Y       for     for
                                                              J. Day                           I            Y       for     for
                                                              D. Kyle                          I            Y       for     for
                                                              B. Mackie                        I            Y       for     for
                                                              M. Williford                     I            Y       for     for
                                                              E. Rodriguez                     I            Y       for     for

Tsakos Energy          TNP       G9108l108     5/25/2005      elect:
                                                              T Janholt                        I            Y       for     for
                                                              M Jolliffe                       I            Y       for     for
                                                              A Plakopitas                     I            Y       for     for
                                                              Ratify Auditors report           I            Y       for     for
                                                              Ratify Auditors                  I            Y       for     for
                                                              Increase Authorized shares       I            Y       for     for
                                                              Authorize Directors Pay          I            Y       for     for

Cheniere Energy Inc.   LNG       16411r208     5/24/2005      elect:
                                                              C. Souki                         I            Y       for     for
                                                              K. Carney                        I            Y       for     for
                                                              W. Williams                      I            Y       for     for
                                                              Ratify Auditors                  I            Y       for     for
                                                                                               I            Y       for     for

Semco                  SEN       78412d109     5/24/2005      elect:
                                                              H. Klien                         I            Y       for     for
                                                              G. Schreiber                     I            Y       for     for
                                                              J. Vanroden                      I            Y       for     for

Gen Maritime           GMR       Y2692m103     5/26/2005      elect:
                                                              R. Harrington                    I            Y       for     for
                                                              J. Hatab                         I            Y       for     for
                                                              Ratify Auditors                  I            Y       for     for
                                                              Increase Shares for Incentive
                                                                Plan                           I            Y       for     for

Copano                 CPNO      217202100     6/7/2005       elect:
                                                              R. Cabes                         I            Y       for     for
                                                              J. Crump                         I            Y       for     for
                                                              E. Danner                        I            Y       for     for
                                                              J. Eckel                         I            Y       for     for
                                                              S. Griffiths                     I            Y       for     for
                                                              M. Johnson                       I            Y       for     for
                                                              W. Porter                        I            Y       for     for
                                                              W. Thacker                       I            Y       for     for
                                                              Ratify Auditors                  I            Y       for     for

Atlas America          ATLS      49167109      6/13/2005      elect:
                                                              W. Bagnell                       I            Y       for     for
                                                              N. Dinubile                      I            Y       for     for
                                                              C. Arrendell                     I            Y       for     for
                                                              J. Cohen                         I            Y       for     for
                                                              D. Delson                        I            Y       for     for
                                                              E. Cohen                         I            Y       for     for
                                                              D. Holtz                         I            Y       for     for
                                                              Approve Classified Board         I            Y       for     for
                                                              Vacancy to require majority vote I            Y       for     for
                                                              Remove provision to remove board
                                                                members without cause          I            Y       for     for

                                                                                              PROPOSED BY                   FOR/
                                                                                              (I)SSUER OR  VOTE     HOW    AGAINST
ISSUER                 SYMBOL    CUSIP         MEETING DATE   MATTER:                         (S)HRHLDR    CAST?   VOTED    MGMT
------                 ------    -----         ------------   -------                         ---------    -----   -----   -------
Nordic American Tanker  NAT       g65773106     6/20/2005      elect:
                                                              H. Hansson                       I            Y       for     for
                                                              T. Gladso                        I            Y       for     for
                                                              D. Gibbons                       I            Y       for     for
                                                              G. Lodge                         I            Y       for     for
                                                              A. Ugland                        I            Y       for     for
                                                              A. March                         I            Y       for     for
                                                              P. Hopkins                       I            Y       for     for
                                                              Ratify Auditors                  I            Y       for     for

Semco Energy, Inc.               78412d109     6/28/2005      elect:
                                                              H. Klein                         I            Y       for     for
                                                              G. Schreiber                     I            Y       for     for
                                                              J. Van Roden                     I            Y       for     for

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kayne Anderson MLP Investment Company
(Registrant)

By: /s/ Kevin S. McCarthy
    --------------------------------------
Kevin S. McCarthy
President of Kayne Anderson MLP Investment Company
(Signature & Title)
Date: August 17, 2005